Annual Operating Expenses {- Investment Grade Bond Portfolio} - 02.28 VIP Investment Grade Bond Portfolio Initial, Service, Service 2 PRO-10 - Investment Grade Bond Portfolio	Apr. 30, 2022
VIP Investment Grade Bond Portfolio-Initial VIP
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.39%
VIP Investment Grade Bond Portfolio-Service VIP
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.09%
Total annual operating expenses	0.49%
VIP Investment Grade Bond Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual operating expenses	0.64%